SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Inventory
	September 30, 2021	December 31, 2020
Inventory
Equipment Parts Inventory	706,230	690,069
Finished Goods Inventory	95,603	181,453
Sales Demo Inventory	1,074,240	1,281,564
Work in process Inventory	66,360	19,241
Total Inventory	1,942,433	2,172,327

	Dec 31, 20	Dec 31, 19
Inventory
Equipment Parts Inventory	690,069	0
Finished Goods Inventory	186,463	0
Sales Demo Inventory	1,281,564	495,150
Work in process Inventory	19,241	0
Total Inventory	2,172,327	495,150

Estimated useful lives for significant property and equipment
Category	Economic Useful Life
Office furniture and fixtures	3-5 years
Machinery and equipment	5-7 years
Intangible Assets	7-12 years

	Dec 31, 20	Dec 31, 19
Fixed Assets:
Accumulated Depreciation	(26,409)	0
Machinery & Equipment	804,934	0
R&D Equipment	31,053	0
Office Furniture and Computer Equipment	39,449	0
Total Fixed Assets	849,027	0

Intangible assets
Category	Economic Useful Life
Office furniture and fixtures	3-5 years
Machinery and equipment	5-7 years
	September 30, 2021	December 31, 2020
Fixed Assets:
Accumulated Depreciation	(746,200)	(26,409)
Machinery & Equipment	797,695	794,945
Office and Computer Equipment	8,420	8,420
Office Furniture	31,029	31,029
R&D Equipment	31,053	31,053
Vehicles	9,989	9,989
Total	738,907	849,027
Intangible Assets:	Useful Life	September 30, 2021	December 31, 2020
Customer Relationships	8 years	191,219	211,000
Equipment Design Documentation	15 years	2,541,520	2,675,000
Operational Software & Website	10 years	276,678	298,280
Total Intangible Assets, net		3,011,145	3,184,280

Intangible Assets:	December 2020	December 2019
Customer Relationships	211,000	0
Equipment Design Documentation	2,675,000	0
Operational Software & Website	298,280	0
Total Intangible Assets	3,184,280	0

Stock price valuation
Number of Shares Issued and Outstanding	29,270,502	29,270,502
EBITDA	1,219,141
EBITDA Multiple	7.00
Free Equity		5,286,620

LPC Stock Price Value	0.29	0.18

Liabilities
	Dec 31, 20	Dec 31, 19
Liabilities
Current Liabilities
Accounts Payable	$55,756	$5,280
Deferred Revenue	779,128	0
Lease liability current portion	181,199	0
Sales Tax Liability	12,665	0
Total Current Liabilities	1,028,749	5,280
Long Term Liabilities	1,169,373	0
Total Liabilities	$2,198,122	$5,280

Long term liabilities
Long-Term Liabilities	Dec 31, 20	Dec 31, 19
PPP Loan	198,750	0
Lease Liability less Current	43,855	0
Notes Payable	926,768	0
Total Long-Term Liabilities	1,169,373	0

Cash flows provided by (used in) operating, investing and financing activities
	Year Ended December 31,
	2020	2019
Net cash provided by Operating Activities	(1,328,899)	(505,506)
Net cash provided by Investing Activities	(4,256,015)	0
Net cash provided by Financing Activities	5,911,628	505,506

Working capital
	Year Ended December 31,
	2020	2019
Cash And Cash Equivalents	326,713	0
Working Capital (excluding cash and cash equivalents)	1,899,674	489,870
Total Working Capital	2,226,387	489,870

Summary of ICT asset sales for Laser Photonics Corp stock
Sales Demo Inventory	$786,413
Equipment and Furniture: Machinery & Equipment :	819,136
Intangible Assets: Customer relationship Database	211,000
Intangible Assets: Equipment Design Documentation	2,675,000
Intangible Assets: Operational Software & Website	294,560
Total non-cash asset purchase	$4,786,109

Stock issued for purchase of assets from ICT Investments (at par)	$266,092
Additional paid in capital	4,520,018
Total non-cash consideration	$4,786,109

Long term liabilities
	For the three months ended	For the nine months ended	For the three months ended	For the nine months ended
	September 30, 2021	September 30, 2021	September 30, 2020	September 30, 2020
Product Sales	$1,075,494	$2,936,306	$588,902	$1,259,162
Service revenue/other	23,097	52,802	18,785	86,301
Net revenue	$1,098,591	$2,989,108	$607,687	$1,345,463